Components of Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Employee benefits	$ 33,258,000	$ 37,903,000
Inventories	54,555,000	60,462,000
Valuation and other reserves	17,752,000	14,882,000
Net operating loss carryforwards	8,891,000	10,835,000
Other items net, Assets	1,511,000
Gross deferred tax assets	115,967,000	124,082,000
Valuation allowance on deferred tax assets	(6,572,000)	(9,402,000)
Total net deferred tax assets	109,395,000	114,680,000
Property, plant and equipment	(260,190,000)	(258,433,000)
Goodwill and other intangibles	(70,669,000)	(54,782,000)
Other items net, Liabilities		(1,132,000)
Total deferred tax liabilities	(330,859,000)	(314,347,000)
Net deferred tax liability	$ (221,464,000)	$ (199,667,000)